Note 7 - Commitments	12 Months Ended
Jul. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Note 7 - Commitments

Note 7 – Commitments:

Effective September 15, 2008, the Company entered into a two (2) year lease for office space in a property located in Athens, Greece. The lease called for monthly rent in the amount of $3,365 (€2,540) plus applicable taxes and was to expire September 14, 2010. During the fiscal year 2009, the Company paid a total of $27,983 (€20,320) plus applicable taxes and utilities. The lease was terminated on April 14, 2009.

On April 15, 2009, the Company entered into a four (4) year lease agreement for office space in a property located in Athens, Greece. The lease calls for monthly rent in the amount of $1,439 (€1,000) plus applicable taxes, increasing to €1,150 in year 2 and escalating by 5% per annum for the final two years. The lease commenced on May 1, 2009 and expires on April 30, 2013. The lease was terminated on May 1, 2012.

During the fiscal year ended July 31 the Company recorded rent expenses in the amount of $10,550 (2012), $17199 (2011) and $18,188 (2010).